FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions, number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	May 27, 2015
Disclosure of detailed information about hedging instruments [line items]
Notional amount	8,288	6,931	8,288
Net Investment Hedge Fair Value:
Assets carrying amount	$ 0	$ 0
Liabilities carrying amount	(7,818)	(6,019)	€ (6,922)
Basis adjustment	0	0
Foreign currency translation reserve	600	$ 502
Cross Currency Swap, 500 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Derivative maturity term		5 years
Notional amount		500		500
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period	$ (35)	$ (64)
Change in fair value		29
Derivative at fair value at end of period		$ (35)
Cross Currency Swap, 300 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Derivative maturity term	10 years	10 years
Notional amount	300	300	300
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period	$ (39)	$ (56)
Change in fair value	14	17
Derivative at fair value at end of period	$ (25)	$ (39)
Cross Currency Swap, 160 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Derivative maturity term	10 years	10 years
Notional amount	160	160	160
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period	$ (21)	$ (30)
Change in fair value	8	9
Derivative at fair value at end of period	$ (13)	$ (21)
Cross Currency Swap, 40 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Derivative maturity term	10 years	10 years
Notional amount	40	40	40
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period	$ (6)	$ (7)
Change in fair value	3	1
Derivative at fair value at end of period	$ (3)	(6)
Cross currency swap
Disclosure of detailed information about hedging instruments [line items]
Notional amount	500		500
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period	$ (66)
Change in fair value	25
Derivative at fair value at end of period	(41)	$ (66)
Cross currency swap 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,000
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period	$ (101)	$ (157)
Change in fair value		56
Derivative at fair value at end of period		$ (101)
Currency risk | Cross currency swap
Disclosure of detailed information about hedging instruments [line items]
Notional amount	500		500
Net Investment Hedge Fair Value:
Assets carrying amount	$ 0
Liabilities carrying amount	(41)
Basis adjustment	0
Foreign currency translation reserve	$ 33
Currency risk | Cross currency swap 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount		1,000
Net Investment Hedge Fair Value:
Assets carrying amount		$ 0
Liabilities carrying amount		(101)
Basis adjustment		0
Foreign currency translation reserve		$ 28
Currency risk | EUR debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	7,788	5,931	7,788
Net Investment Hedge Fair Value:
Assets carrying amount	$ 0	$ 0
Liabilities carrying amount	(7,777)	(5,918)
Basis adjustment	0	0
Foreign currency translation reserve	$ 567	$ 474